Quantitative Information about Level 3 Fair Value Measurements of Assets (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended									12 Months Ended				12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012 Fair Value, Measurements, Recurring	Dec. 31, 2011 Fair Value, Measurements, Recurring	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3	Dec. 31, 2011 Fair Value, Measurements, Recurring Level 3	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Available-for-sale State And Political Subdivisions Discounted Cash Flow	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Available-for-sale State And Political Subdivisions Discounted Cash Flow Minimum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Available-for-sale State And Political Subdivisions Discounted Cash Flow Maximum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Debt Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Debt Option Pricing Model Minimum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Debt Option Pricing Model Maximum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Distressed Debt Discounted Cash Flow	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Distressed Debt Discounted Cash Flow Minimum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Distressed Debt Discounted Cash Flow Maximum	Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Foreign Exchange Swaptions Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Foreign Exchange Swaptions Option Pricing Model Minimum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Structured Foreign Exchange Swaptions Option Pricing Model Maximum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Long-Term Foreign Exchange Options Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Equity Options Option Pricing Model		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Equity Options Option Pricing Model Minimum		Dec. 31, 2012 Fair Value, Measurements, Recurring Level 3 Trading Assets Equity Options Option Pricing Model Maximum		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring Level 3	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 Loans Discounted Cash Flow	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 Loans Discounted Cash Flow Minimum	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Level 3 Loans Discounted Cash Flow Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	$ 114,777	$ 99,533	$ 315	$ 365	$ 45			$ 28	[1]					$ 20			$ 19	[1]					$ 1	[1]	$ 38	[1]					$ 285	$ 347	$ 23	$ 43	$ 23
Expected credit loss						6.00%	36.00%
Correlation risk								15.00%	[1]										0.00%	[1]	25.00%	[1]
Volatility										11.00%	[1]	17.00%	[1]						11.00%	[1]	17.00%	[1]	18.00%	[1]			23.00%	[1]	30.00%	[1]
Expected maturity															2 years	15 years
Credit spreads															2.00%	9.50%
Timing of sale																																				0 months	18 months
Cap rate																																			8.00%
Cost to complete/sell																																				0.00%	30.00%

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.